ACCOUNTING POLICIES - LEASES AS LESSEE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Aug. 24, 2017 BRL (R$)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 BRL (R$)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 BRL (R$)	Apr. 25, 2017 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Information about nature of lessee's leasing activities	r) Leases (as lessee) Until December 31, 2018, the Atento Group rented certain properties. Leases where the lessor does not transfer substantially all of the risks and benefits of ownership of the asset were classified as operating leases. Operating lease payments were recognized as an expense in the statements of operations on a straight-line basis over the lease term. Those lease arrangements under which the Atento Group holds the significant risks and benefits inherent in owning the leased item were treated as finance leases. Finance leases were capitalized as an asset at the inception of the lease period and classified according to their nature. Finance leases were capitalized at the lower of the present value of the minimum lease payments agreed, and the fair value of the leased asset. Lease payments were proportionally allocated to the principal of the lease liability and to finance charges. Finance charges are reflected in the statements of operations over the lease term so as to achieve a constant rate of interest on the balance pending repayment in each period. From January 1, 2019, the Group has adopted IFRS 16 Leases, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019. As explained in Note 3u below, the Group has changed its accounting policy for leases where the Group is the lessee. The Atento Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Atento Group as a lessee The Atento Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets. (i) Right-of-use assets The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. (ii) Lease liabilities At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset. (iii) Short-term leases and leases of low-value assets The Group applies the short-term lease recognition exemption to its short-term leases of machinery (i.e., those leases that have a lease term of 12 months or less from the commencement date). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.
Statement that lessee accounts for short-term leases using recognition exemption	The Group applies the short-term lease recognition exemption to its short-term leases of machinery (i.e., those leases that have a lease term of 12 months or less from the commencement date).
Statement that lessee accounts for leases of low-value assets using recognition exemption	It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value.
Right-of-use assets	$ 137,842,000	$ 181,564,000	$ 184,099,000	R$ 4,570	$ 1,179,000	R$ 4,220	$ 1,089,000	R$ 23,615	$ 6,094,000
Finance lease liabilities	$ 152,699,000	$ 194,765,000	$ 184,099,000